Share Capital and Capital Surplus (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Share Capital
(a)	Share capital as of December 31, 2022 and 2023 are as follows:

(Share, in Won)	2022		2023
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1)		84,571,230	84,571,230
Shared capital(*2)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2023, total number of ADRs of 20,430,296 outstanding in overseas stock market are equivalent to 5,107,574 shares of common stock.
(*2)
As of December 31, 2023, the difference between the ending balance of common stock and the aggregate par value of issued common stock is
￦
59,547 million due to retirement of 11,909,395 treasury stocks.

Changes in Issued Common Stock
(b)	The changes in issued common stock for the years ended December 31, 2022 and 2023 were as follows:

(share)	2022			2023
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
Beginning	87,186,835	(11,561,263)	75,625,572	84,571,230	(8,722,053)	75,849,177
Disposal of treasury shares	—	223,605	223,605	—	27,030	27,030
Retirement of treasury shares	(2,615,605)	2,615,605	—	—	—	—

Ending	84,571,230	(8,722,053)	75,849,177	84,571,230	(8,695,023)	75,876,207

Summary of Capital Surplus
(c)	Capital surplus as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		806,114	808,994
Other capital surplus		140,349	399,971

	￦	1,410,288	1,672,790